22. SUPPLEMENTAL FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Supplemental Financial Information Tables
Operating expenses for continuing operations
(in thousands)	2017	2016

Cost of goods and services sold:
Operating Overheads:
Mining, other development expense	$(813)	$(689)
Milling, conversion expense	(2,993)	(2,414)
Less absorption:
-Mineral properties	39	39
Cost of services	(6,528)	(6,957)
Inventory-non cash adjustments	(119)	-
Cost of goods and services sold	(10,414)	(10,021)
Reclamation asset amortization	(146)	(140)
Reclamation liability adjustments (note 15)	(56)	(461)
Operating expenses	$(10,616)	$(10,622)

Other income (expense) for continuing operations
(in thousands)	2017	2016

Gains (losses) on:
Disposal of property, plant and equipment	$21	$(162)
Investment fair value through profit (loss)	1,891	1,473
Extinguishment of toll milling contract liability (note 16)	679	-
Other	(381)	(405)
Other income (expense)	$2,210	$906

Finance income (expense) for continuing operations
(in thousands)	2017	2016

Interest income	$203	$177
Interest expense	(5)	(3)
Accretion expense-reclamation obligations	(999)	(903)
Accretion expense-post-employment benefits	(57)	(82)
Finance expense	$(858)	$(811)

Depreciation expense
(in thousands)	2017	2016

Continuing operations:
Operating expenses:
Mining, other development expense	$(5)	$(13)
Milling, conversion expense	(2,989)	(2,411)
Cost of services	(234)	(268)
Exploration and evaluation	(95)	(60)
General and administrative	(34)	(34)
Discontinued operations	-	(26)
Depreciation expense-gross	$(3,357)	$(2,812)

Employee benefits expense
(in thousands)	2017	2016

Continuing operations:
Salaries and short-term employee benefits	$(6,229)	$(6,200)
Share-based compensation	(969)	(341)
Termination benefits	(20)	(46)
Discontinued operations	-	(269)
Employee benefits expense-gross	$(7,218)	$(6,856)

Change in non-cash working capital items
(in thousands)	2017	2016

Change in non-cash working capital items:
Trade and other receivables	$(1,251)	$2,519
Inventories	(312)	(67)
Prepaid expenses and other assets	(82)	13
Accounts payable and accrued liabilities	495	(724)
Change in non-cash working capital items	$(1,150)	$1,741

Supplemental cash flow disclosure
(in thousands)	2017	2016

Supplemental cash flow disclosure:
Interest paid	$(5)	$(3)
Income taxes paid	-	-